Commitments and Contingencies (Details) ¥ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Commitments and Contingencies [Line Items]
Capital expenditure CIP project	$ 13,888,084
Future minimum capital expenditures for next 12 month	3,624,239
Commercial office space totaling (in Square Meters) | m²			2,749.3	2,749.3
Total purchase price			$ 4,600,000	¥ 32
Remaining balance	2,300,000	¥ 16
Jiangxi Yueshang [Member]
Commitments and Contingencies [Line Items]
Prepayment	$ 2,300,000	¥ 16